Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 8,587	$ 5,127	$ 503
Restricted cash	53	53	53
Due from Parent			597
Short term investments	9,000
Prepaid expenses and other current assets	209	212	186
Total current assets	17,849	5,392	1,339
Equipment and furnishings, net	147	198	355
Other assets		2
Total assets	17,996	5,592	1,694
Current liabilities:
Accounts payable	358	416	387
Accrued expenses and other current liabilities	913	767	544
Deferred revenue	239	491	816
Current maturities of capital lease obligations		5	29
Total current liabilities	1,510	1,679	1,776
Convertible notes payable			500
Deferred revenue, net of current portion		27
Capital lease obligations, net of current maturities			5
Total liabilities	1,510	1,706	2,281
Commitments and contingencies
Series A convertible preferred stock, value	9,771	9,726
Stockholders' equity (deficit):
Common stock, value	1
Additional paid-in capital	40,229	11,317	3,690
Deficit accumulated during the developmental stage	(33,515)	(17,157)	(4,277)
Total stockholders' equity (deficit)	6,715	(5,840)	(587)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 17,996	$ 5,592	$ 1,694